Employees' Stock Incentive Plans and Management Incentive Plans	11 Months Ended
Dec. 29, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employees' Stock Incentive Plans and Management Incentive Plans
Employees' Stock Incentive Plans and Management Incentive Plans
On June 7, 2013, in accordance with the Merger, (i) each outstanding share of Company common stock (other than shares owned by the Company, Parent, Merger Sub or any other direct or indirect wholly owned subsidiary of Parent, and in each case not held on behalf of third parties) was canceled and automatically converted into the right to receive $72.50 in cash, without interest and less applicable withholding taxes thereon (the “Merger Consideration”), (ii) each outstanding stock option, whether vested or unvested, was canceled and automatically converted into the right to receive, with respect to each share subject to the option, the Merger Consideration less the exercise price per share, (iii) each outstanding Company phantom unit, whether vested or unvested, was canceled and automatically converted into the right to receive the Merger Consideration, and (iv) each outstanding Company restricted stock unit ("RSU") (other than retention restricted stock units), whether vested or unvested, was canceled and automatically converted into the right to receive, with respect to each share subject to the restricted stock unit, the Merger Consideration plus any accrued and unpaid dividend equivalents, except that payment in respect of Company restricted stock units that have been deferred will be made in accordance with the terms of the award and the applicable deferral election made by the holder. The expense from accelerated vesting of these stock-based awards totaling $24.3 million was recorded in Merger related costs in the accompanying statement of operations for the Predecessor period ended June 7, 2013.
At December 29, 2013, the Company has no outstanding pre-Merger stock option awards, restricted stock units and restricted stock awards, other than the retention RSUs. Retention RSUs were not canceled in connection with the Merger, and remain subject to the vesting schedule pursuant to the existing terms of the applicable award agreements and the general timing of payment would be in accordance with such terms. Pursuant to the Merger Agreement, these equity awards have been converted into liability awards and for the vested portion of these awards the Company recorded an amount equal to the Merger consideration plus any accrued and unpaid dividend equivalents.
The compensation cost related to equity plans that were in place in the Predecessor periods primarily recognized in SG&A and Merger related costs, and the related tax benefit, are as follows:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
	(In millions)
Pre-tax compensation cost	$2.6	$26.3	$33.7	$36.5	$32.7
Tax benefit	0.9	8.0	10.8	12.0	10.4
After-tax compensation cost	$1.7	$18.3	$22.9	$24.5	$22.3

During Fiscals 2013 and 2012, the Company's plan from which it issued equity-based awards was the Fiscal Year 2003 Stock Incentive Plan (the “2003 Plan”), which was approved by shareholders on September 12, 2002. During Fiscal 2011, the Company issued equity-based awards from the 2003 Plan and the 2000 Stock Option Plan (the “2000 Plan”).  The 2000 Plan was approved by Shareholders on September 12, 2000 and expired on September 12, 2010. Pursuant to the 2003 Plan, the Management Development & Compensation Committee ("MD&CC") was authorized to grant a maximum of 9.4 million shares for issuance as restricted stock units or restricted stock. Any available shares may have been issued as stock options. The maximum number of shares that may have been granted under this plan was 18.9 million shares. Shares issued under these plans were sourced from available treasury shares. The 2003 Plan was originally scheduled to continue to be used until there were no more outstanding shares to award; however, the 2003 Plan was terminated as a result of the Merger.  Effective August 28, 2012, the MD&CC approved the 2013 Plan with a term of ten years.  The MD&CC was authorized to grant a maximum of 10 million shares for issuance as restricted stock units, restricted stock, or stock options; however, no shares were issued from this Plan. The 2013 Plan was terminated as a result of the Merger.

Stock Options:
In October 2013, the Board adopted the H.J. Heinz Holding Corporation 2013 Omnibus Incentive Plan (the “2013 Omnibus Plan”) which authorizes the issuance of up to 39,600,000 shares of our Parent's capital stock. On October 16, 2013, Parent granted non-qualified stock options under the 2013 Omnibus Plan to purchase up to 14,300,000 shares of Common Stock in Parent to select employees and Directors. With respect to the 14,300,000 shares underlying such options, the exercise price is $10.00 per share with cliff vesting on July1, 2018, provided the employee is continuously employed by Parent or one of its subsidiaries or affiliates. Share-based compensation expense of $1.4 million associated with such grant was pushed down to the Company and is reflected in SG&A for the Successor period.
Prior to the Merger, stock options generally vested over a period of four years after the date of grant. Awards granted prior to Fiscal 2006 generally had a maximum term of ten years. Awards granted between Fiscal 2006 and Fiscal 2012 had a maximum term of seven years. Awards granted in Fiscal 2013 had a maximum term of ten years.
In accordance with their respective plans, stock option awards are forfeited if a holder voluntarily terminates employment prior to the vesting date. The Company estimates forfeitures based on an analysis of historical trends updated as discrete new information becomes available and are re-evaluated on an annual basis. Compensation cost in any period is at least equal to the grant-date fair value of the vested portion of an award on that date.
The Company presents all benefits of tax deductions resulting from the exercise of stock-based compensation as operating cash flows in the consolidated statements of cash flows, except the benefit of tax deductions in excess of the compensation cost recognized for those options (“excess tax benefits”) which are classified as financing cash flows. There were no exercises of stock-based compensation in the Successor period February 8, 2013 to December 29, 2013. For the Predecessor period April 29, 2013 to June 7, 2013, $14.4 million of cash tax benefits was reported as an operating cash inflow and $36.7 million of excess tax benefits as a financing cash inflow. For the fiscal year ended April 28, 2013, $8.1 million of cash tax benefits was reported as an operating cash inflow and $10.3 million of excess tax benefits as a financing cash inflow. For the fiscal year ended April 29, 2012, $7.5 million of cash tax benefits was reported as an operating cash inflow and $7.6 million of excess tax benefits as a financing cash inflow. For the fiscal year ended April 27, 2011, $12.4 million of cash tax benefits was reported as an operating cash inflow and $8.6 million of excess tax benefits as a financing cash inflow.

During Fiscal 2013, the Company granted 1,540,340 option awards to employees sourced from the 2003 Plan. The weighted average fair value per share of the options granted during the Successor period February 8, 2013 to December 29, 2013, fiscal years ended April 28, 2013, April 29, 2012, and April 27, 2011 as computed using the Black-Scholes pricing model was $2.43, $5.79, $5.80, and $5.36, respectively. There were no options granted in the Predecessor period April 29, 2013 to June 7, 2013. The weighted average assumptions used to estimate these fair values are as follows:

	Successor	Predecessor
	February 8 - December 29, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
Dividend yield	—%	3.7%	3.7%	3.9%
Expected volatility	24.3%	19.4%	20.9%	20.5%
Expected term (years)	5.0	7.0	5.0	5.5
Risk-free interest rate	1.4%	1.0%	1.0%	1.7%

The dividend yield assumption is based on the current fiscal year dividend payouts. The expected volatility of the Company’s common stock at the date of grant in the Predecessor was estimated based on a historic daily volatility rate over a period equal to the average life of an option. The expected volatility of the Company’s common stock at the date of grant in the Successor period was estimated based on a review of the equity volatilities of publicly-traded peer companies . The weighted average expected life of options is based on consideration of historical exercise patterns adjusted for changes in the contractual term and exercise periods of current awards. The risk-free interest rate is based on the U.S. Treasury (constant maturity) rate in effect at the date of grant for periods corresponding with the expected term of the options.
A summary of the Company’s stock option activity and related information is as follows:

	Number of Options	Weighted Average Exercise Price (per share)	Aggregate Intrinsic Value
	(In thousands, except per share data)
Predecessor
Options outstanding at April 28, 2010	12,921	$39.36	$508,611
Options granted	1,733	46.42	80,460
Options exercised	(4,813)	35.73	(171,980)
Options cancelled/forfeited and returned to the plan	(73)	42.81	(3,147)
Options outstanding at April 27, 2011	9,768	42.38	413,944
Options granted	1,649	52.19	86,068
Options exercised	(2,798)	37.99	(106,287)
Options cancelled/forfeited and returned to the plan	(11)	38.38	(435)
Options outstanding at April 29, 2012	8,608	45.69	393,290
Options granted	1,540	55.72	85,828
Options exercised	(3,504)	42.35	(148,376)
Options cancelled/forfeited and returned to the plan	(110)	50.67	(5,616)
Options outstanding at April 28, 2013	6,534	49.76	325,126
Options exercised - settled in shares	(25)	34.60	(850)
Options exercised - settled in cash	(6,509)	49.82	(324,276)
Options outstanding at June 7, 2013	—	—	—

Successor
Options outstanding at June 8, 2013	—	$—	$—
Options granted	14,300	$10.00	$143,000
Options outstanding at December 29, 2013	14,300	$10.00	$143,000

Options vested and exercisable at April 27, 2011	5,744	$40.65	$233,507
Options vested and exercisable at April 29, 2012	4,418	$43.90	$193,942
Options vested and exercisable at April 28, 2013	2,573	$48.01	$123,502
Options vested and exercisable at June 7, 2013	—	$—	$—
Options vested and exercisable at December 29, 2013	—	$—	$—

The Company received proceeds of $0.9 million, $113.5 million, $82.7 million, and $154.8 million from the exercise of stock options during the Predecessor period April 29, 2013 to June 7, 2013, fiscal years ended April 28, 2013, April 29, 2012 and April 27, 2011, respectively. The tax benefit recognized as a result of stock option exercises was $51.1 million, $18.3 million, $15.1 million and $21.0 million for the Predecessor period April 29, 2013 to June 7, 2013, fiscal years ended April 28, 2013, April 29, 2012, and April 27, 2011, respectively.
A summary of the status of the Company’s unvested stock options is as follows:

	Number of Options	Weighted Average Grant Date Fair Value (per share)
	(In thousands, except per share data)
Predecessor
Unvested options at April 29, 2012	4,190	$5.43
Options granted	1,540	$5.79
Options vested	(1,662)	$5.39
Options forfeited	(107)	$5.61
Unvested options at April 28, 2013	3,961	$5.59
Options vested	(3,961)	$5.59
Unvested options at June 7, 2013	—	$—

Successor
Unvested options at June 8, 2013	—	$—
Options granted	14,300	$2.43
Unvested options at December 29, 2013	14,300	$2.43

Unrecognized compensation cost related to unvested option awards under the 2000 and 2003 Plans totaled $4.6 million and $6.4 million as of April 28, 2013 and April 29, 2012, respectively. Due to the Merger, stock options were canceled and cash-settled; therefore, there is no unrecognized expense as of June 7, 2013. Unrecognized compensation cost related to unvested option awards under the 2013 Omnibus Plan was $33.3 million as of December 29, 2013 to be recognized over 5 years.
Restricted Stock Units and Restricted Shares:
The 2003 Plan authorized up to 9.4 million shares for issuance as restricted stock units (“RSUs”) or restricted stock with vesting periods from the first to the fifth anniversary of the grant date as set forth in the award agreements. Upon vesting, the RSUs were converted into shares of the Company’s stock on a one-for-one basis and issued to employees, subject to any deferral elections made by a recipient or required by the plan. Restricted stock was reserved in the recipients’ name at the grant date and issued upon vesting. The Company was entitled to an income tax deduction in an amount equal to the taxable income reported by the holder upon vesting of the award. RSUs generally vested over a period of one to four years after the date of grant. The 2003 Plan was terminated as a result of the Merger.
Total compensation expense relating to former RSUs and restricted stock was $2.6 million, $21.7 million, $23.6 million, $25.7 million and $23.2 million for the Successor period February 8, 2013 to December 29, 2013, Predecessor period April 29, 2013 to June 7, 2013, fiscal years ended April 28, 2013, April 29, 2012, and April 27, 2011, respectively. Unrecognized compensation cost in connection with RSU and restricted stock grants totaled $24.9 million, $27.6 million, and $29.4 million at April 28, 2013, April 29, 2012, and April 27, 2011, respectively. Due to the Merger, RSUs and restricted stock (except retention RSUs) were cancelled and settled in cash; therefore, there is no unrecognized expense as of June 7, 2013. No RSUs or restricted stock was granted subsequent to June 7, 2013.

A summary of the activity of unvested RSU and restricted stock awards and related information is as follows:

	Number of Units	Weighted Average Grant Date Fair Value (Per Share)
	(In thousands, except per share data)
Predecessor
Unvested units and stock at April 28, 2010	1,496	$44.13
Units and stock granted	574	46.74
Units and stock vested	(725)	44.96
Units and stock cancelled/forfeited and returned to the plan	(49)	43.47
Unvested units and stock at April 27, 2011	1,296	44.84
Units and stock granted	526	52.31
Units and stock vested	(520)	45.27
Units and stock cancelled/forfeited and returned to the plan	(32)	45.90
Unvested units and stock at April 29, 2012	1,270	47.75
Units and stock granted	464	55.88
Units and stock vested	(567)	47.33
Units and stock cancelled/forfeited and returned to the plan	(53)	50.01
Unvested units and stock at April 28, 2013	1,114	$51.24
Units and stock vested - settled in shares	(9)	46.37
Units and stock vested - settled in cash	(1,004)	51.05
Units and stock converted to liability awards (RSU retention awards)	(97)	53.69
Units and stock cancelled/forfeited and returned to the plan	(4)	51.35
Unvested units and stock at June 7, 2013	—	$—

Upon share option exercise or vesting of restricted stock and RSUs, the Company used available treasury shares and maintained a repurchase program that anticipated exercises and vesting of awards so that shares were available for issuance. The Company recorded forfeitures of restricted stock as treasury share repurchases.
Global Stock Purchase Plan:
The Company had a shareholder-approved employee global stock purchase plan (the “GSPP”) that permitted substantially all employees to purchase shares of the Company’s common stock at a discounted price through payroll deductions at the end of two six-month offering periods. The offering periods were February 16 to August 15 and August 16 to February 15. The purchase price of the option was equal to 95% of the fair market value of the Company’s common stock on the last day of the offering period. The number of shares available for issuance under the GSPP was a total of five million shares. During the two offering periods from February 16, 2012 to February 15, 2013, employees purchased 121,460 shares under the plan. During the two offering periods from February 16, 2011 to February 15, 2012, employees purchased 165,635 shares under the plan.
As a result of the Merger Agreement, the Company's GSPP was terminated immediately following the scheduled purchases on the February 15, 2013 purchase date for the purchase period August 16, 2012 to February 15, 2013.
Annual Incentive Bonus:
The Company’s management incentive plans cover officers and other key employees. Participants may elect to be paid on a current or deferred basis. The aggregate amount of all awards may not exceed certain limits in any year. Compensation under the management incentive plans was approximately $15 million, $3 million, $32 million, $34 million, and $45 million in the Successor period February 8, 2013 to December 29, 2013, the Predecessor period April 29, 2013 to June 7, 2013, Fiscals 2013, 2012 and 2011, respectively.

Long-Term Performance Program:
In May 2013, the Company granted performance awards as permitted in the 2003 Plan, subject to the achievement of certain performance goals. These performance awards were tied to the Company’s Relative Total Shareholder Return (“Relative TSR”) Ranking within the defined Long-term Performance Program (“LTPP”) peer group and the two-year average after-tax Return on Invested Capital (“ROIC”) metrics. The Relative TSR metric was based on the two-year cumulative return to shareholders from the change in stock price and dividends paid between the starting and ending dates. These LTPP awards, as well as those granted in the first quarter of Fiscal 2013 were settled in connection with the Merger. No LTPP awards were granted subsequent to the Merger (Successor period February 8, 2013 to December 29, 2013).
The compensation cost related to LTPP awards primarily recognized in SG&A and the related tax benefit are as follows:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
	(In millions)
Pre-tax compensation cost	$—	$3.8	$17.3	$18.4	$21.5
Tax benefit	—	1.3	6.1	6.5	7.4
After-tax compensation cost	$—	$2.5	$11.2	$11.9	$14.1